Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained Earnings [Member]	Total
Balance, beginning of year at Dec. 31, 2019				$ 4,119,031
Shareholders' capital
Shares issued for the Dividend Reinvestment Plan				8,277
Vesting of equity based awards	$ 49,188	$ (49,188)
Equity based compensation	3,203	39,703
Share-settled dividends on vested equity based awards	1,461		$ 1,461
Balance, end of year at Dec. 31, 2020				4,181,160
Balance, beginning of year at Dec. 31, 2019				75,735
Contributed surplus
Equity based compensation	3,203	39,703
Vesting of equity based awards	49,188	(49,188)
Balance, end of year at Dec. 31, 2020				66,250
Balance, beginning of year at Dec. 31, 2019				49,578
Accumulated other comprehensive income.
Currency translation adjustments				65,160
Hedge accounting reserve				(36,752)
Balance, end of year at Dec. 31, 2020				77,986
Balance, beginning of year at Dec. 31, 2019				(1,791,039)
Deficit
Net earnings (loss)			(1,517,427)	(1,517,427)
Dividends declared			(90,067)
Share-settled dividends on vested equity based awards	(1,461)		(1,461)
Balance, end of year at Dec. 31, 2020				(3,399,994)
Deficit
Total shareholders' equity				925,402
Vesting of equity based awards	49,922	(49,922)
Equity based compensation	8,365	33,201
Share-settled dividends on vested equity based awards	2,326		2,326
Balance, end of year at Dec. 31, 2021				4,241,773
Contributed surplus
Equity based compensation	8,365	33,201
Vesting of equity based awards	49,922	$ (49,922)
Balance, end of year at Dec. 31, 2021				49,529
Accumulated other comprehensive income.
Currency translation adjustments				(55,632)
Hedge accounting reserve				6,113
Loss on derivatives designated as cash flow hedges, net of tax				4,700
Loss on derivatives designated as net investment hedges, net of tax				1,400
Balance, end of year at Dec. 31, 2021				28,467
Deficit
Net earnings (loss)			1,148,696	1,148,696
Share-settled dividends on vested equity based awards	$ (2,326)		$ (2,326)
Balance, end of year at Dec. 31, 2021				(2,253,624)
Deficit
Total shareholders' equity				$ 2,066,145